PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT.
Schedule of property, plant and equipment cost less accumulated depreciation or impairment losses

			Plant and equipment		Assets in
		Land and			course of
		buildings	Instruments	Other	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2021		616	1,676	1,244	216	3,752
Exchange adjustment		(9)	(53)	(16)	(1)	(79)
Acquisitions	21	9	9	2	2	22
Additions		53	151	40	161	405
Disposals		(10)	(88)	(28)	2	(124)
Impairment		–	–	(6)	–	(6)
Transfers		29	(1)	46	(77)	(3)
At 31 December 2021		688	1,694	1,282	303	3,967
Exchange adjustment		(18)	(66)	(39)	(6)	(129)
Acquisitions	21	–	2	–	–	2
Additions		51	129	24	136	340
Disposals		(45)	(58)	(49)	(1)	(153)
Impairment		–	–	–	(3)	(3)
Transfers		50	9	114	(173)	–
At 31 December 2022		726	1,710	1,332	256	4,024
Depreciation and impairment
At 1 January 2021		199	1,233	871	–	2,303
Exchange adjustment		(4)	(43)	(13)	–	(60)
Charge for the year		62	178	86	–	326
Impairment		–	–	(5)	–	(5)
Disposals		(10)	(75)	(25)	–	(110)
Transfers		2	(1)	(1)	–	–
At 31 December 2021		249	1,292	913	–	2,454
Exchange adjustment		(8)	(52)	(29)	–	(89)
Charge for the year		62	172	85	–	319
Impairment		18	8	1	–	27
Disposals		(37)	(58)	(47)	–	(142)
Transfers		–	4	(4)	–	–
At 31 December 2022		284	1,366	919	–	2,569
Net book amounts
At 31 December 2022		442	344	413	256	1,455
At 31 December 2021		439	402	369	303	1,513

Schedule of Group's right-of-use assets

	Land and buildings	Plant and equipment
2022	$ million	$ million
Additions	49	10
Depreciation charge in the year	44	12
Net book value at 31 December	160	27